Employee Benefit Liabilities, Net - Schedule of Changes in Fair Value of Plan Assets (Details) - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Fair Value of Plan Assets [Line Items]
Balance at January 1,	$ 4,304	$ 3,778
Expected return	228	184
Contributions by employer	176	165
Benefits paid	(319)	(195)
Demographic assumptions	(2)	(2)
Financial assumptions
Past Experience	417	402
Currency exchange	611	(28)
Balance at December 31,	$ 5,415	$ 4,304